Provision for Legal Proceedings (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2022 USD ($)
Provision for Legal Proceedings (Details) [Line Items]
Provision for lawsuits	R$ 19	R$ 21
Total contingent liabilities	1,352
Tax [Member]
Provision for Legal Proceedings (Details) [Line Items]
Provisioned, amount	55	109
Total contingent liabilities | $			$ 1,309
Social Security and Labor [Member]
Provision for Legal Proceedings (Details) [Line Items]
Provision of labor claims	86	69
Civil and others [Member]
Provision for Legal Proceedings (Details) [Line Items]
Provision for lawsuits	5	6
Total civil, regulatory and property	24	27
Total contingent liabilities | $			$ 43
Possible Contingent Liabilities [Member]
Provision for Legal Proceedings (Details) [Line Items]
Total updating amount	2,443	2,346
Contingent liabilities corresponds, amount	612	478
Tax assessments, amount	650	609
Advertising expenses and various fees	16	13
Possible losses	23	56
Other litigation	44	47
Qualitative and quantitative factors	14	15
Possible Contingent Liabilities [Member] | ICMS [Member]
Provision for Legal Proceedings (Details) [Line Items]
Tax assessments, amount	R$ 1,084	R$ 1,128
Guarantees [Member]
Provision for Legal Proceedings (Details) [Line Items]
Cost of guarantees, percentage	0.29%